INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Investments in Sales-Type and Direct Financing Leases and Leaseback Assets) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Investments in sales-type and direct financing leases	$ 592,102	$ 786,598
Investments in leaseback assets	85,441	207,789
Total	$ 677,543	$ 994,387